Trade and other receivables	12 Months Ended
Aug. 31, 2023
Trade and other receivables
Trade and other receivables

6. Trade and other receivables

	2023	2022
	$	$
Trade receivables	59,364	108,716
Sales taxes receivable	159,114	194,523
Other receivables	332,358	169,309
	550,836	472,548

Trade receivable disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at August 31, 2023, trade receivables of $59,364 [2022 – $108,706] were past due but not impaired. They relate to customers with no default history. The aging analysis of these receivables is as follows:

	2023	2022
	$	$
0 – 30	13,986	77,625
31 – 60	—	—
61 – 90	—	14,212
91 and over	45,378	16,879
	59,364	108,716

There were no movements in the allowance for expected credit losses for years ended August 31, 2023 and August 31, 2022.